UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment  [_];    Amendment Number: _______

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     NEA Management Company, LLC
Address:  1954 Greenspring Drive, Suite 600
          Timonium, MD 21093


Form 13F File Number: 28-14302


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Louis S. Citron
Title: Secretary
Phone: 410-842-4000

Signature, Place and Date of Signing:

/s/ Louis S. Citron, Timonium, Maryland, July 27, 2011
-------------------------------------------------------------


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT

[_]  13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]  13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $1,411 (thousands)

List of Other Included Managers:           NONE

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                                                     FORM 13F INFORMATION TABLE

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT           -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-    SOLE    SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ACADIA PHARMACEUTICALS INC       COM              004225108     8193   5026179 SH       DEFINED         5026179
ALEXZA PHARMACEUTICALS INC       COM              015384100     1190    653705 SH       DEFINED          653705
AMICUS THERAPEUTICS INC          COM              03152W109    26807   4513029 SH       DEFINED         4513029
ARQULE INC                       COM              04269E107    13752   2200317 SH       DEFINED         2200317
BOINGO WIRELESS INC              COM              09739C102    58487   6441293 SH       DEFINED         6441293
CADENCE PHARMACEUTICALS INC      COM              12738T100    16715   1816886 SH       DEFINED         1816886
CHINA LODGING GROUP LTD          SPONSORED ADR    16949N109     1088     61128 SH       DEFINED           61128
ECHO GLOBAL LOGISTICS INC        COM              27875T101    43049   2425318 SH       DEFINED         2425318
EXELIXIS INC                     COM              30161Q104    19775   2207000 SH       DEFINED         2207000
FINANCIAL ENGINES INC            COM              317485100     2279     87927 SH       DEFINED           87927
FUSION-IO INC                    COM              36112J107   780412  25935930 SH       DEFINED        25935930
GLU MOBILE INC                   COM              379890106    29348   5568793 SH       DEFINED         5568793
INFINITY PHARMACEUTICALS INC     COM              45665G303     7240    876492 SH       DEFINED          876492
INHIBITEX INC                    COM              45719T103    34663   8842612 SH       DEFINED         8842612
INNERWORKINGS INC                COM              45773Y105    59518   7136397 SH       DEFINED         7136397
LEXICON PHARMACEUTICALS INC      COM              528872104    20550  11676000 SH       DEFINED        11676000
MOTRICITY INC                    COM              620107102       97     12599 SH       DEFINED           12599
NEUROMETRIX INC                  COM              641255104      774   1887906 SH       DEFINED         1887906
RIGEL PHARMACEUTICALS INC        COM              766559603    25809   2814450 SH       DEFINED         2814450
SEATTLE GENETICS INC             COM              812578102    17442    850000 SH       DEFINED          850000
SEMICONDUCTOR MFG INTL CORP      SPONSORED ADR    81663N206     8930   2278177 SH       DEFINED         2278177
SOLTA MED INC                    COM              83438K103     5745   2081658 SH       DEFINED         2081658
SUNESIS PHARMACEUTICALS INC      COM              867328502    11780   5636573 SH       DEFINED         5636573
TARGACEPT INC                    COM              87611R306    96262   4568666 SH       DEFINED         4568666
TRANSCEPT PHARMACEUTICALS INC    COM              89354M106    22850   2086755 SH       DEFINED         2086755
VONAGE  HLDGS CORP               COM              92886T201    82210  18641710 SH       DEFINED        18641710
YM BIOSCIENCES INC               COM              984238105     4145   1474998 SH       DEFINED         1474998
ZHONE TECHNOLOGIES INC           COM              98950P884    11427   4781290 SH       DEFINED         4781290
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